Accrued Expenses And Other Current Liabilities	12 Months Ended
Jun. 30, 2016
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses and Other Current Liabilities

11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of June 30
	2015	2016
	RMB	RMB
Accrued sales and promotion expenses	15,310	24,139
Accrued advertising expenses	18,165	20,254
Accrued professional service fees	20,938	16,470
Accrued training, rental, office, meeting and travel expenses	11,204	12,016
Payable for property and equipment purchases	5,652	7,653
Accrued network support expenses	3,402	2,863
Deposits received from agents	2,875	2,630
Payable related to employees’ exercise of share-based compensation	31,128	1,973
Interest payable	455	41
Others	5,448	12,071
Total	114,577	100,110